Leases	12 Months Ended
Sep. 30, 2016
Leases [Abstract]
Leases

6.	Leases.

At September 30, 2016, the total carrying value of property owned by the Company which is leased or held for lease to others is summarized as follows (in thousands):

Construction aggregates property	$35,292
Commercial property	270,911
306,203
less accumulated depreciation and depletion	79,479
$226,724

The minimum future straight-lined rentals due the Company on noncancelable leases as of September 30, 2016 are as follows: 2017 - $24,265,000; 2018 - $20,779,000; 2019 - $15,278,000; 2020 - $13,381,000; 2021 - $10,536,000; 2022 and subsequent years $42,879,000.